Equity - Schedule of Equity Warrants to Investors and Associated (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
September 13, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares | shares	11,181
Exercise price | $ / shares | $ / shares	$ 1,440
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Registered for trading
September 15, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares | shares	260
Exercise price | $ / shares | $ / shares	$ 3,823.2
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
September 15, 2022 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares | shares	32
Exercise price | $ / shares | $ / shares	$ 3,045.6
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor
April 21, 2026 [Member]
Schedule of Equity Warrants to Investors and Associated with the IPO [Line Items]
Number of warrants/ options | shares | shares	1,694,291
Exercise price | $ / shares | $ / shares	$ 4.53
Exercise ratio	Each warrant is exercisable into 1 Ordinary Share
Expiration date	5 years following the issuance date
Notes	Owned by an investor (see also Note 4.a.10)